SUBSIDIARIES - Schedule Of Non-Controlling Interests In Subsidiaries With Significant Non-Controlling Interests (Details)	Dec. 31, 2021	Dec. 31, 2020
Brookfield Renewable Partners L.P. (“BEP”)3
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	51.70%	49.30%
Brookfield Infrastructure Partners L.P. (“BIP”)4
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	72.80%	71.50%
Brookfield Business Partners L.P. (“BBU”)
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	35.60%	36.50%
Brookfield Property Partners L.P. [Member]
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	0.00%	38.30%